Earnings Per Unit ("EPU") (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Unit ("EPU") [Abstract]
Anti-dilutive LTIP phantom units	12,000	0	0